Earnings per share - Summary of Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Basic earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 84,314	€ 13,975	€ (25,621)
Basic loss per ordinary share (in euro per share)	€ 0.35	€ 0.06	€ (0.12)
Diluted earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 84,314	€ 13,975	€ (25,621)
Diluted loss per ordinary share (in euro per share)	€ 0.35	€ 0.06	€ (0.12)
Ordinary shares
Basic earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 70,148	€ 11,613	€ (21,635)
Weighted average number of basic ordinary shares outstanding (in thousand of shares)	199,636	193,345	187,326
Basic loss per ordinary share (in euro per share)	€ 0.35	€ 0.06	€ (0.12)
Diluted earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 70,148	€ 11,628	€ (21,635)
Weighted average number of diluted ordinary shares outstanding (in thousand of shares)	199,636	194,817	187,326
Diluted loss per ordinary share (in euro per share)	€ 0.35	€ 0.06	€ (0.12)
Preference shares
Basic earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 14,166	€ 2,362	€ (3,986)
Weighted average number of basic preference shares outstanding (in thousand of shares)	40,314	39,323	34,509
Diluted earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 14,166	€ 2,347	€ (3,986)
Weighted average number of diluted number of preference shares outstanding (in thousand of shares)	40,314	39,323	34,509